Commitments - Estimated Future Payments Under Contracts (Detail) - Nitrogen supply contract [member] $ in Thousands	12 Months Ended
Dec. 31, 2018 MXN ($)
Commitments and contingencies [line items]
2019	$ 4,691,340
2020	4,956,568
2021	4,988,985
2022	4,999,063
2023	5,017,388
2024 and thereafter	17,642,452
Total	$ 42,295,796